Business developments (Details) - shares		Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015
Business Acquisition
Issued shares (in shares)		2,556,011,720	2,089,897,378	2,089,897,378	2,089,897,378	1,957,379,244	1,957,379,244
Bank
Business Acquisition
Issued shares (in shares)	[1]	4,399,680,200		4,399,680,200

[1]	The Bank's total share capital is fully paid and consists of 4'399'680'200 registered shares as of June 30, 2017. Each share is entitled to one vote. The Bank has no warrants on its own shares outstanding.